EATON VANCE MUNICIPALS TRUST II
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054





                                  CERTIFICATION





         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the form of prospectus and statement of additional information dated December 18, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 9 ("Amendment No. 9") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 9 was filed electronically with the Commission (Accession No. 0000950156-97-001020) on December 18, 1997:


                      EV Classic High Yield Municipals Fund





                                                 EATON VANCE MUNICIPALS TRUST II



                                                       By: /S/  ERIC G. WOODBURY
                                           Eric G. Woodbury, Assistant Secretary
Date:  January 5, 1998